Equity - Other reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other comprehensive income
Balances, beginning of year	R$ 11,616,611	R$ 10,124,989	R$ 9,187,759
Actuarial gain (loss) net of deferred taxes	(45,741)	2,754	(35,919)
Gains (losses) from conversion of operations abroad	137,546	38,006	(45,720)
Balances, end of year	12,025,935	11,616,611	10,124,989
Other reserves
Other comprehensive income
Balances, beginning of year	2,298,328	2,314,567
Actuarial gain (loss) net of deferred taxes	(45,741)	2,754
Gains (losses) from conversion of operations abroad	137,546	38,006
Partial realization of cost adjustment attributed to assets, net of deferred income and social contribution taxes	(68,424)	(56,999)
Balances, end of year	2,321,708	2,298,328	2,314,567
Conversion of debentures - 5th issue
Other comprehensive income
Balances, beginning of year	(45,745)	(45,745)
Balances, end of year	(45,745)	(45,745)	(45,745)
Actuarial gains/losses
Other comprehensive income
Balances, beginning of year	(52,749)	(55,503)
Actuarial gain (loss) net of deferred taxes	(45,741)	2,754
Balances, end of year	(98,490)	(52,749)	(55,503)
Foreign exchange/ Conversion reserves
Other comprehensive income
Balances, beginning of year	26,622	(11,384)
Gains (losses) from conversion of operations abroad	137,546	38,006
Balances, end of year	164,168	26,622	(11,384)
Deemed Cost
Other comprehensive income
Balances, beginning of year	2,370,200	2,427,199
Partial realization of cost adjustment attributed to assets, net of deferred income and social contribution taxes	(68,424)	(56,999)
Balances, end of year	R$ 2,301,776	R$ 2,370,200	R$ 2,427,199